Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Contingencies
The breakdown of existing contingencies classified as probable by the Group, based on the evaluation of its legal advisors, which are recognized as a liability, is as follows:

	December 31, 2022	December 31, 2021
Civil	6	17
Labor	95	16
Tax	84	53

Total	185	86

The breakdown of existing contingencies classified as possible by the Group, based on the evaluation of its legal advisors, for which no provision was recognized, is as follows:

	December 31, 2022	December 31, 2021
Civil	118	123
Labor	—	189
Tax	878	10

Total	996	322